Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Dividend Opportunity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	$ 9,429		$ 9,625	$ 10,752	$ 11,608	$ 12,011	$ 11,903	$ 16,052	$ 17,503	$ 16,154	$ 19,260	$ 21,071
Columbia Dividend Opportunity Fund-Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		10,133	11,236	12,032	12,349	12,143	16,276	17,612	16,130	19,090	20,724
Columbia Dividend Opportunity Fund-Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,234	11,454	12,393	12,852	12,771	17,275	18,884	17,469	20,882	22,899
Columbia Dividend Opportunity Fund-Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,244	11,472	12,417	12,898	12,808	17,339	18,959	17,547	20,987	23,020
Columbia Dividend Opportunity Fund-Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,256	11,488	12,453	12,935	12,853	17,399	19,038	17,628	21,088	23,149
Columbia Dividend Opportunity Fund-Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		10,183	11,336	12,208	12,599	12,449	16,757	18,226	16,781	19,959	21,777
Columbia Dividend Opportunity Fund-Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,208	11,403	12,311	12,739	12,624	17,024	18,563	17,132	20,426	22,382
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,078	11,839	13,567	14,037	15,797	22,536	21,926	22,463	28,754	32,703
MSCI USA High Dividend Yield Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index (Net)
Accumulated Value	10,000		10,646	12,256	13,295	13,769	14,170	18,017	18,743	17,531	20,642	22,050
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 9,994	$ 11,459	$ 12,404	$ 12,584	$ 12,377	$ 17,871	$ 18,037	$ 17,217	$ 20,955	$ 22,822